Prudential Jennison Natural Resources Fund, Inc.
Ticker Symbols
Class A: PGNAX	Class R: JNRRX
Class B: PRGNX	Class Z: PNRZX
Class C: PNRCX

Summary Prospectus	February 16, 2010
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.prudentialfunds.com. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: PrudentialJennisonNaturalResourcesFund@prudentialfundsemail.com

The Fund's Prospectus and SAI, both dated December 30, 2009, and the Fund's most recent shareholder report, dated October 31, 2009, are all incorporated by reference into this Summary Prospectus. Prior to February 16, 2010, the Fund was known as Jennison Natural Resources Fund, Inc.

MF 135A

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital.

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 32 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 43.

Shareholder Fees (paid directly from your investment)
	Class A	Class B	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1%	5%	1%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None
Redemption fee	None	None	None	None	None
Exchange fee	None	None	None	None	None
Maximum account fee (accounts under $2,500)	$15	$15	$15	None	None

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	.72	.72	.72	.72	.72
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.75	None
+ Other expenses	.19	.19	.19	.19	.19
= Total annual Fund operating expenses	1.21	1.91	1.91	1.66	.91
- Fee waivers	None	None	None	(.25)	None
= Net annual Fund operating expenses	1.21	1.91	1.91	1.41	.91
Examples. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$767	$913	$1,178	$1,935	$667	$913	$1,178	$1,935
Class B	694	900	1,132	1,965	194	600	1,032	1,965
Class C	294	600	1,032	2,233	194	600	1,032	2,233
Class R	144	499	879	1,944	144	499	879	1,944
Class Z	93	290	504	1,120	93	290	504	1,120
° The distributor of the Fund has contractually agreed until February 28, 2011 to reduce its distribution and service (12b-1) fees for Class R shares to .50 of 1% of the average daily net assets of Class R shares. This waiver may not be terminated by the distributor prior to February 28, 2011, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.
° The manager of the Fund has contractually agreed until February 28, 2011 to waive .05% of the management fee rate on average daily net assets over $4 billion that would otherwise be applicable under the terms of the management agreement. This waiver may not be terminated by the manager prior to February 28, 2011, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund's Board of Directors.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal period, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. Consistent with our investment objective, we look for investments that we think will increase in value over a period of years. The Fund normally invests at least 80% of investable assets in equity and equity-related securities of natural resource companies and in asset-based securities, as described below. Natural resource companies are U.S. and foreign (non-U.S. based) companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. Asset-based securities are securities, the values of which are related to the market value of a natural resource. The principal type of equity and equity-related security in which the Fund invests is common stock. In addition to common stock, equity-related securities include preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships. The Fund participates in the initial public offering (IPO) market. Generally, we consider selling a security when it no longer displays conditions for growth, is no longer undervalued or falls short of expectations.

Principal Risks of Investing in the Fund. All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. Domestic and international markets have experienced a period of acute stress starting in the financial sector and then moving to other sectors of the world economy. This stress has resulted in extreme volatility in equity markets and stock prices. In some cases, the prices of certain stocks have declined sharply even though the financial condition or prospects of their issuers remain sound. These market conditions add significantly to the risk of short-term volatility of the Fund. Debt markets are also experiencing a period of high volatility which has negatively impacted market liquidity and prices. The concerns, which initially focused on subprime mortgage-backed securities, have since expanded to include derivatives, securitized assets and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, debt instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may adversely affect the Fund's investments and hamper its ability to sell debt securities or to purchase suitable debt instruments.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Special Risks of Investing in Natural Resource Companies. The Fund's investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource companies. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic companies in which we invest if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. As a result, the Fund is not likely to receive significant dividend income on its portfolio securities.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual company performs, if financial markets go down, you could lose money.

Foreign Securities Risk. Investing in securities of non-U.S. issuers generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than does the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

For more information on the risks of investing in this Fund, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance. A number of factors - including risk - can affect how the Fund performs. The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class B Shares) 1
Best Quarter: 3rd Quarter 2005 27.94% Worst Quarter: 3rd Quarter 2008 -41.02%
1 These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return of the Fund's Class B shares from January 1, 2009 to September 30, 2009 was 57.56%.

Average Annual Total Returns % (as of 12-31-08)
Return Before Taxes	One Year	Five Years	Ten Years	Since Inception
Class A shares	-55.46	9.14	15.64	-
Class C shares	-53.63	9.57	15.43	-
Class R shares	-52.95	N/A	N/A	-13.07 (8-22-2006)
Class Z shares	-52.73	10.66	16.59	-

Average Annual Total Returns-Class B Shares %
Return Before Taxes	-55.42	9.42	15.43	-
Return After Taxes on Distributions	-55.94	7.91	14.31	-
Return After Taxes on Distributions and Sale of Fund Shares	-35.78	8.22	13.78	-

Index % (reflects no deduction for fees, expenses or taxes)
Lipper Global Natural Resources Index	-53.18	7.08	12.35	-
Lipper Natural Resources Index	-49.00	10.16	11.10	-
S&P 500 Index	-36.99	-2.19	-1.38	-
MSCI World ND Index	-40.71	-0.51	-0.64	-
Lipper Average	-50.58	7.57	12.22	-
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans or accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

MANAGEMENT OF THE FUND

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Jennison Associates LLC	David A. Kiefer, CFA	Managing Director	April 2005
		John "Jay" Saunders	Managing Director	July 2006
		Neil P. Brown, CFA	Managing Director	July 2006
BUYING AND SELLING FUND SHARES

	Minimum Initial Investment	Subsequent Investments
Fund shares (most cases)	$2,500	$100
Retirement accounts and custodial accounts for minors	$1,000	$100
Automatic Investment Plan (AIP)	$50	$50
You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852. Redemption proceeds may be sent by mail, by Federal funds wire or deposited directly into your bank account if you have established the link.

TAX INFORMATION

Dividends, Capital Gains and Taxes. The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION

Potential Conflicts of Interest. If you purchase Fund shares through a financial services firm, the Fund, the Manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your firm's website.

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudentialfunds.com

MF 135A